Accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Use of estimates
Use of estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Business combinations between entities under common control
Business combinations between entities under common control

Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity. In addition reorganization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill. Therefore, the Company's financial statements prior to the date the interests in the combining entity were actually acquired will be retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.

Contract revenue
Contract revenue

A substantial majority of the Company's revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate base and lump sum fee revenues are recognized rateably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods not exercised.

Reimbursable revenue and expenses
Reimbursable revenue and expenses

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues

Other revenues are for revenues earned within our Nigerian service company relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria for the year ended December 31, 2012.

Mobilization and demobilization expenses
Mobilization and demobilization expenses

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbour or different geographic area and are expensed as incurred.

Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding any extension periods not exercised by our customers. The costs of relocating drilling rigs that are not under contract are expensed as incurred.

Rig operating expenses
Rig Operating Expenses

Rig operating expenses are costs associated with operating a drilling rig that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling rigs are capitalized under drilling rigs and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies
Foreign currencies

The Company and all of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. The Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate.

Transactions in foreign currencies during a period are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Earnings Per Unit
Earnings Per Unit

We compute Earnings per Unit by allocating the members net income for the period in accordance with the distribution model across the common and subordinated members and incentive distribution right holders. The allocation is divided by the weighted average number of units outstanding during the period.

Current and non-current classification
Current and non-current classification

Receivables and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Receivables
Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings
Newbuildings

The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard instalments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

Capitalized interest
Capitalized interest

Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling rigs
Drilling rigs

Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's semi-submersibles, drillships and tender rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Impairment of long-lived assets
Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain trigger events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities

The Company's interest-rate swap agreements are recorded at fair value. Changes in the fair value of interest-rate swap agreements, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within Financial Items.

Income taxes
Income taxes

Seadrill Partners LLC is organized in the Republic of the Marshall Islands and resident in the United Kingdom for taxation purposes. We and our controlled affiliates do not conduct business or operate in the Republic of the Marshall Islands and therefore are not subject to income, capital gains, profits or other taxation under current Marshall Island law. As a tax resident of the United Kingdom we are subject to tax on income earned from sources within the United Kingdom. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.

Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. The Company recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted

Deferred charges	Deferred charges Loan related costs, including debt arrangement fees and legal expenses, are capitalized and amortized over the term of the related loan and are included in interest expense.
Provisions
Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. Prior to IPO, all transactions between related parties were recognized on an allocation basis. Post IPO, all related party transactions are based on the principle of arm's length estimated market value.

Recently Issued Accounting Standards
Recently Adopted Accounting Standards

Accounting Standards Update ("ASU") No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities - Effective January 1, 2013, we adopted the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The update is effective for interim and annual periods beginning on or after January 1, 2013. The adoption did not have an effect on our consolidated financial statements.

Balance sheet—Effective January 1, 2014, we will adopt the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles (GAAP). The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount we expect to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update is effective for interim and annual periods beginning on or after December 15, 2013. We do not expect that our adoption will have a material effect on our consolidated financial statements.

Balance sheet—Effective January 1, 2014, we will adopt the accounting standards update that applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. The update requires the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment. The update is effective for interim and annual periods beginning on or after December 15, 2013. We do not expect that our adoption will have a material effect on our consolidated financial statements.